Financial Risk Management (Table)	12 Months Ended
Dec. 31, 2023
Financial Risk Management [Line Items]
Summary of Maximum Exposure to Credit Risk	The carrying amount of financial assets represents the Group’s maximum credit exposure:

	2023	2022
Cash and Cash Equivalents	536,160	468,092
Financial Assets at Fair Value through Profit or Loss	104,387	1,295
Trade and Other Receivables	363,374	240,446
Derivative Financial Instrument	2,040	1,206
Other Assets	11,782	56,789
	1,017,743	767,828

Summary of External Credit Risk Rating for Group's Trade and Other Receivables at Geographical Regions	The table below discloses the external credit risk ratings for Group’s Trade and Other Receivables, based on the geographical regions in which the Trade and Other Receivables are held:

Risk rating	2023	2022
A	42,618	18,880
AA	392	—
AAA	7,319	2,213
B	24,345	11,043
BB	172,833	137,286
BBB	89,047	29,161
C	279	—
CC	11,251	—
CCC	15,290	41,863
	363,374	240,446

Summary of Group Exposure to Foreign Currency Risk

As of December 31, 2023 the Group is exposed to foreign currency risk on monetary amounts denominated in a currency other than the functional currency of the respective subsidiaries, which is mainly comprised by cash and cash equivalents, trade receivables and trade payables in the service providers in Latin America, Asia and Africa. The following table presents the top five currencies net balances:

2023			Gain/(loss)
Account	Currency	Amount	% increase	Amount	% decrease	Amount
Net balances	Mexican peso	39,825	10%	(3,983)	-10%	3,983
	Brazilian real	29,145	10%	(2,915)	-10%	2,915
	Argentine peso	12,769	10%	(1,276)	-10%	1,276
	Saudi riyal	10,966	10%	(1,097)	-10%	1,097
	South African rand	9,107	10%	(911)	-10%	911
	Total	101,813		(10,182)		10,182

2022			Gain/(loss)
Account	Currency	Amount	% increase	Amount	% decrease	Amount
Net balances	United States dollar	47,162	10%	(4,716)	-10%	4,716
	Brazilian real	27,841	10%	(2,784)	-10%	2,784
	Indian rupee	16,530	10%	(1,653)	-10%	1,653
	Egyptian pound	16,243	10%	(1,624)	-10%	1,624
	Argentine peso	12,863	10%	(1,286)	-10%	1,286
	Total	120,639		(12,064)	-	12,064

Summary of contractual undiscounted cash flows

Amounts disclosed reflect contractual undiscounted cash flows. Balances due within 12 months equal their carrying balances as the impact of discounting is not significant.

Contractual maturities of financial liabilities 31 December, 2023	Less than 6 months	6-12 months	Between 1 and 2 years	More than 2 years	Total contractual cash flows	Carrying amount
Non-derivatives
Trade and other payables	602,493	—	—	—	602,493	602,493
Leases liabilities	217	409	584	3,017	4,227	3,957
Total non-derivatives	602,710	409	584	3,017	606,720	606,450
Derivatives
Derivative financial instruments	948	—	—	—	948	948
Total derivatives	948	—	—	—	948	948

Contractual maturities of financial liabilities 31 December, 2022	Less than 6 months	6-12 months	Between 1 and 2 years	More than 2 years	Total contractual cash flows	Carrying amount
Non-derivatives
Trade and other payables	407,874	—	—	—	407,874	407,874
Leases liabilities	296	394	546	3,628	4,864	4,079
Total non-derivatives	408,170	394	546	3,628	412,738	411,953
Derivatives
Derivative financial instruments	544	—	—	—	544	544
Total derivatives	544	—	—	—	544	544

Summary of Net Cash

The Group monitors capital using the Net Cash/Debt. Net Cash is composed as follow:

	2023	2022
Cash and cash equivalents	536,160	468,092
Financial assets at fair value through profit or loss	102,677	1,295
Lease liabilities	(3,957)	(4,079)
Derivative financial instrument	(948)	(544)
Net cash	633,932	464,764
Cash and liquid investments	638,837	469,387
Gross debt – fixed interest rates	(4,905)	(4,623)
Net cash	633,932	464,764